Provisions - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current provisions (a)
Provisions for pensions and similar obligations	€ 6,717	€ 6,767
Other provisions	17,405	20,504
Non-current provisions	24,122	27,271	€ 8,030	€ 6,114
Current provisions (b)
Trade provisions	31,407	11,175
Current Provisions	€ 31,407	€ 11,175	€ 53,109	€ 80,055